Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Weighted Average Number of Shares of Common Stock used in Computing Basic and Diluted Loss Per Share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of common stock used in computing basic and diluted loss per share for the years ended December 31, 2025 and 2024, are as follows:

	Year ended December 31
	2025	2024
	Number of shares

Weighted average number of shares of common stock outstanding attributable to shareholders	2,186,813	2,186,124
Total weighted average number of shares of common stock related to outstanding options and warrants, excluded from the calculations of diluted loss per share	840,991	699,073